Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	PAYSAFE LIMITED
Entity Central Index Key	0001833835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Common Stock, Shares Outstanding	51,676,354
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity File Number	001-40302
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	2 Gresham Street
Entity Address, City or Town	London
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Contact Personnel Name	Paysafe Limited
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 7AD
Auditor Name	DELOITTE & TOUCHE LLP
Auditor Location	Houston, Texas
Auditor Firm ID	34
Auditor Opinion

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Paysafe Limited and subsidiaries (the "Company") as of December 31, 2025 and 2024, the related consolidated statements of comprehensive (loss) / income, shareholders’ equity, and cash flows, for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) ("PCAOB"), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control — Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated March 3, 2026, expressed an unqualified opinion on the Company's internal control over financial reporting.

Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	PSFE
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2 Gresham Street
Entity Address, City or Town	London
Entity Address, Country	GB
Contact Personnel Name	Elliott Wiseman
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	EC2V 7AD
City Area Code	0
Country Region	44
Local Phone Number	207 608 8460